Business Combination (Details)	Nov. 09, 2021 USD ($) shares
Disclosure of Business Combination [Abstract]
Consideration transferred amount	$ 26,676,000
Cash consideration	$ 23,000,000
Business combination common shares (in Shares) | shares	414,508
Common shares value	$ 3,676,000
Services amount	2,000,000
Lease payments	$ 110,000
Explanation of possibility of reimbursement, contingent liabilities in business combination	$7,690
Increase through adjustments arising from passage of time, contingent liabilities recognised in business combination	$ 3,907